Offsetting disclosure - Offsetting of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts, Derivative Assets	$ 14,021	$ 26,458
Amounts offset in the consolidated balance sheets, Derivative Assets	(5,884)	(6,447)
Net Amounts Presented in the consolidated balance sheets, Derivative Assets	8,137	20,011
Financial instruments not offset in the consolidated balance sheets, Derivative Assets	0	0
Net Exposure, Derivative Assets	8,137	20,011
Gross Amounts, Derivative Liabilities	(7,284)	(6,815)
Amounts offset in the consolidated balance sheets, Derivative Liabilities	5,884	6,447
Net Amounts Presented in the consolidated balance sheets, Derivative Liabilities	(1,400)	(368)
Financial instruments not offset in the consolidated balance sheets, Derivative Liabilities	0	0
Net Exposure, Derivative Liabilities	$ (1,400)	$ (368)